Contingent Liabilities and Commitments (Details) - USD ($) $ in Millions			1 Months Ended		12 Months Ended
	Jan. 14, 2021	Aug. 23, 2010	Jul. 31, 2019	Nov. 30, 2006	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 13, 2023	Dec. 31, 2021
Contingent Liabilities and Commitments [Line Items]
Royalty payments percentage					12.00%
Royalty payments percentage thereafter					6.00%
Royalty payments					$ 5.0
Royalty income					$ 16.9	$ 16.1	$ 12.2
Agreements expiration period					15 years
Revenues					$ 180.0
Payment to royalties percentage	24.00%
Affiliate filed value								$ 6.7
Baxter Healthcare Corporation [Member]
Contingent Liabilities and Commitments [Line Items]
Agreement term		30 years
Agreement payment amount					45.0
Amount received from distribution agreement									$ 2.0
Clinical studies total amount					$ 10.0
Patents [Member]
Contingent Liabilities and Commitments [Line Items]
Agreements expiration period				15 years
Master Clinical Services Agreement [Member]
Contingent Liabilities and Commitments [Line Items]
Agreements expiration period			7 years